Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

As of
December 31,
Period	2022
Not later than one year	278,115
Later than one year and not later than two years	128,750
Later than two years and not later than three years	87,467
Later than three years and not later than four years	44,869
Later than four years and not later than five years	25,487
More than five years	31,841
Total	596,529